Annual Total Returns - Fidelity® Mid Cap Enhanced Index Fund [BarChart] - 08.31 Fidelity Enhanced Index Funds Combo PRO-12 - Fidelity® Mid Cap Enhanced Index Fund - Fidelity Mid Cap Enhanced Index Fund-Default
Oct. 30, 2020
Bar Chart Table:
Annual Return 2010	22.37%
Annual Return 2011	(1.63%)
Annual Return 2012	16.49%
Annual Return 2013	39.88%
Annual Return 2014	13.08%
Annual Return 2015	(2.42%)
Annual Return 2016	13.49%
Annual Return 2017	18.40%
Annual Return 2018	(11.72%)
Annual Return 2019	27.35%